One Financial Way
Cincinnati, Ohio 45242
(OHIO NATIONAL FINANCIAL LOGO)

Post Office Box 237
Cincinnati, Ohio 45201-0237
Telephone: 513-794-6100
December 20, 2010
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:	Ohio National Variable Account A (1940 Act File No. 811-1978; 333-156432) Post-Effective Amendment No. 9
Ladies and Gentlemen:
Attached hereto is a post-effective amendment No. 9 to the ONcore Ultra II (333-156432) registration statement. This post-effective amendment is being filed pursuant to Rule 485(b) of the Securities Act of 1933. This amendment is being filed to respond to Staff comments. The undersigned has reviewed the disclosures in the post-effective amendment and certifies that the post-effective amendment meets all of the requirements for effectiveness of this registration statement under Rule 485(b).
The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please feel free to contact me at (513) 794-6278 or Richard Choi at (202) 965-8127 if you have any questions or comments.

Sincerely,
/s/ Kimberly A. Plante
Kimberly A. Plante
Associate Counsel